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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- NOV. 28, 2008

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
Fund                                                             Prospectus date           Form #
RiverSource Floating Rate Fund                                    Sept. 29, 2008        S-6501-99 E
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Effective Nov. 17, 2008, the information following the second paragraph in the
Investment Manager section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Lynn A. Hopton, Portfolio Manager

-   Managed the Fund since 2006.

- Senior Managing Director and Co-Head of the Collateralized Debt Obligations Group.

-   Joined RiverSource Investments in 2000.

-   Began investment career in 1986.

-   MBA, J.L. Kellogg Graduate School of Management at Northwestern University.

Yvonne E. Stevens, Portfolio Manager

-   Managed the Fund since 2006.

- Senior Managing Director and Co-Head of the Collateralized Debt Obligations Group.

-   Joined RiverSource Investments in 2000.

-   Began investment career in 1986.

-   MBA, Wharton School at the University of Pennsylvania.

Steven B. Staver, Portfolio Manager

-   Managed the Fund since 2008.

-   Managing Director and member of the Collateralized Debt Obligations Group.

-   Joined RiverSource Investments in 2000.

-   Began investment career in 1993.

-   MBA, University of Southern California Marshall School of Business.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

S-6501-4 A (11/08)